INTANGIBLE ASSETS - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,502.9	$ 2,331.0	$ 2,246.5
Additions	296.7	265.8	192.1
Amortization	(121.0)	(126.9)	(133.2)
Disposals	(2.4)	(1.5)	(7.6)
Interest on capitalized assets	5.6	2.9
Amortization contribution from suppliers	27.5	30.2	29.8
Reclassifications	0.1	9.5
Translation adjustments	11.9	(8.1)	3.4
Ending balance	2,721.3	2,502.9	2,331.0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19.2	23.8	22.3
Translation adjustments	2.1	(4.6)	1.5
Ending balance	21.3	19.2	23.8
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,735.8	3,482.8
Ending balance	4,048.4	3,735.8	3,482.8
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19.2	23.8
Ending balance	21.3	19.2	23.8
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,232.9)	(1,151.8)
Ending balance	(1,327.1)	(1,232.9)	(1,151.8)
Internally developed | Commercial
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,203.0	1,191.5	1,193.3
Additions	32.4	41.0	36.9
Amortization	(58.3)	(57.7)	(58.2)
Amortization contribution from suppliers	17.8	18.7	19.5
Reclassifications		9.5
Translation adjustments	(0.1)
Ending balance	1,194.8	1,203.0	1,191.5
Internally developed | Commercial | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,361.8	1,311.3
Ending balance	1,393.5	1,361.8	1,311.3
Internally developed | Commercial | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(158.8)	(119.8)
Ending balance	(198.7)	(158.8)	(119.8)
Internally developed | Executive
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	923.4	905.5	881.6
Additions	73.9	60.2	58.8
Amortization	(47.4)	(53.8)	(45.2)
Amortization contribution from suppliers	9.7	11.5	10.3
Translation adjustments	(0.3)
Ending balance	959.3	923.4	905.5
Internally developed | Executive | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,663.6	1,603.4
Ending balance	1,737.5	1,663.6	1,603.4
Internally developed | Executive | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(740.2)	(697.9)
Ending balance	(778.2)	(740.2)	(697.9)
Internally developed | Defense & Security
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	126.4	93.1	80.5
Additions	19.2	39.6	26.1
Amortization	(6.5)	(4.5)	(3.4)
Disposals	(1.2)	(0.4)
Reclassifications			(10.9)
Translation adjustments	8.7	(1.4)	0.8
Ending balance	146.6	126.4	93.1
Internally developed | Defense & Security | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	183.1	145.9
Ending balance	210.4	183.1	145.9
Internally developed | Defense & Security | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(56.7)	(52.8)
Ending balance	(63.8)	(56.7)	(52.8)
Internally developed | Service & Support
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39.1	31.0	9.0
Additions	0.7	8.1	22.0
Amortization	(0.9)
Ending balance	38.9	39.1	31.0
Internally developed | Service & Support | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	39.1	31.0
Ending balance	39.9	39.1	31.0
Internally developed | Service & Support | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	(1.0)
Internally developed | eVTOL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	154.7	42.4	0.0
Additions	160.0	109.4	42.4
Interest on capitalized assets	5.6	2.9
Ending balance	320.3	154.7	42.4
Internally developed | eVTOL | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	154.7	42.4
Ending balance	320.3	154.7	42.4
Internally developed | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.3	9.6	2.2
Additions	2.7	2.0	3.1
Amortization	(1.4)	(1.4)	(1.5)
Disposals			(6.3)
Reclassifications			10.9
Translation adjustments	1.3	(1.9)	1.2
Ending balance	10.9	8.3	9.6
Internally developed | Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14.2	14.4
Ending balance	18.5	14.2	14.4
Internally developed | Other | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5.9)	(4.8)
Ending balance	(7.6)	(5.9)	(4.8)
Acquired from third party | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.0	6.5	8.7
Amortization	(0.5)	(0.7)	(0.9)
Disposals			(1.3)
Translation adjustments	0.2	0.2
Ending balance	5.7	6.0	6.5
Acquired from third party | Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.3	9.0
Ending balance	8.3	8.3	9.0
Acquired from third party | Other | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2.3)	(2.5)
Ending balance	(2.6)	(2.3)	(2.5)
Acquired from third party | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.8	27.6	48.9
Additions	7.8	5.5	2.8
Amortization	(6.0)	(8.8)	(24.0)
Disposals	(1.2)	(1.1)
Reclassifications	0.1
Translation adjustments		(0.4)	(0.1)
Ending balance	23.5	22.8	27.6
Acquired from third party | Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	291.8	301.6
Ending balance	298.7	291.8	301.6
Acquired from third party | Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(269.0)	(274.0)
Ending balance	$ (275.2)	$ (269.0)	$ (274.0)